SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued and no subsequent events, other than noted below, occurred that require accrual or disclosure.

During August 2023, the company has agreed to issue 30,000 shares of common stocks to Greentree for note. Please refer to Note 7 for more details.

NOTE 11. SUBSEQUENT EVENTS

In February through March 2023, the Company offered shares in a private placement. The company issued 267,500 shares at the price of $2.00/share, raising a total of $535,000.